UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund
Semiannual Report

For the six-month period ended April 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 through April 30, 2023).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/22 - 4/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A
Actual	$1,000.00	$1,009.40	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class C
Actual	$1,000.00	$1,005.80	$7.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.30
Class F
Actual	$1,000.00	$1,010.00	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.81
Class F3
Actual	$1,000.00	$1,010.80	$1.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91
Class I
Actual	$1,000.00	$1,010.00	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class P
Actual	$1,000.00	$1,008.40	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R2
Actual	$1,000.00	$1,007.00	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.31
Class R3
Actual	$1,000.00	$1,008.20	$4.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R4
Actual	$1,000.00	$1,008.80	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R5
Actual	$1,000.00	$1,009.90	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class R6
Actual	$1,000.00	$1,010.80	$1.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.46% for Class C, 0.56% for Class F, 0.38% for Class F3, 0.46% for Class I, 0.91% for Class P, 1.06% for Class R2, 0.96% for Class R3, 0.71% for Class R4, 0.46% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Consumer Discretionary	6.93%
Consumer Staples	8.38%
Energy	8.92%
Financials	23.46%
Health Care	14.48%
Industrials	17.38%
Information Technology	8.60%
Materials	2.54%
Real Estate	0.96%
Utilities	5.34%
Repurchase Agreements	3.01%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.03%

COMMON STOCKS 93.05%

Aerospace & Defense 4.47%
Northrop Grumman Corp.	203,100	$93,683,937
Raytheon Technologies Corp.	1,423,057	142,163,394
Total		235,847,331

Automobiles 0.93%
General Motors Co.	1,486,778	49,123,145

Banks 6.59%
Bank of America Corp.	1,162,700	34,043,856
Bank of Ireland Group PLC(a)	3,846,751	39,786,622
JPMorgan Chase & Co.	1,979,142	273,596,590
Total		347,427,068

Beverages 1.12%
Coca-Cola Co.	923,500	59,242,525

Biotechnology 2.85%
AbbVie, Inc.	994,000	150,213,280

Building Products 1.08%
Johnson Controls International PLC	951,369	56,929,921

Capital Markets 10.33%
Ameriprise Financial, Inc.	312,900	95,472,048
BlackRock, Inc.	35,300	23,693,360
Cboe Global Markets, Inc.	836,933	116,919,540
Charles Schwab Corp.	1,416,180	73,981,243
Morgan Stanley	1,427,700	128,450,169
Nasdaq, Inc.	1,174,019	65,005,432
S&P Global, Inc.	113,486	41,147,754
Total		544,669,546

Commercial Services & Supplies 0.94%
Waste Management, Inc.	300,054	49,823,967
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.79%
Costco Wholesale Corp.	54,120	$27,234,267
Target Corp.	153,383	24,196,168
Walmart, Inc.	635,700	95,971,629
Total		147,402,064

Containers & Packaging 0.67%
Avery Dennison Corp.	204,000	35,593,920

Electric: Utilities 1.36%
Entergy Corp.	665,238	71,566,304

Electrical Equipment 1.81%
Eaton Corp. PLC	572,605	95,693,748

Ground Transportation 2.54%
Norfolk Southern Corp.	373,000	75,730,190
Union Pacific Corp.	297,800	58,279,460
Total		134,009,650

Health Care Equipment & Supplies 2.05%
Abbott Laboratories	978,900	108,139,083

Health Care Providers & Services 5.05%
Humana, Inc.	184,325	97,782,569
UnitedHealth Group, Inc.	342,600	168,590,034
Total		266,372,603

Hotels, Restaurants & Leisure 1.30%
Starbucks Corp.	600,912	68,678,233

Household Products 0.90%
Procter & Gamble Co.	302,700	47,336,226

Industrial Conglomerates 1.28%
Honeywell International, Inc.	338,300	67,605,872

Industrial REITs 0.97%
Prologis, Inc.	406,500	50,914,125

Information Technology Services 0.47%
Accenture PLC Class A (Ireland)(b)	87,590	24,550,601

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2023

Investments	Shares	Fair Value
Insurance 6.56%
Allstate Corp.	700,511	$81,091,153
Chubb Ltd. (Switzerland)(b)	406,700	81,974,452
Fidelity National Financial, Inc.	501,700	17,805,333
Manulife Financial Corp. (Canada)(b)	4,118,606	81,342,468
Marsh & McLennan Cos., Inc.	463,561	83,529,057
Total		345,742,463

Life Sciences Tools & Services 1.73%
Danaher Corp.	384,312	91,047,356

Machinery 2.92%
Parker-Hannifin Corp.	373,530	121,352,426
Stanley Black & Decker, Inc.	378,394	32,670,538
Total		154,022,964

Metals & Mining 1.87%
Reliance Steel & Aluminum Co.	397,300	98,450,940

Oil, Gas & Consumable Fuels 8.92%
Cheniere Energy, Inc.	217,608	33,294,024
Chesapeake Energy Corp.	912,028	75,406,475
Chevron Corp.	546,332	92,100,649
Kinder Morgan, Inc.	1,799,870	30,867,770
Marathon Petroleum Corp.	826,900	100,881,800
Shell PLC ADR	2,226,900	138,023,262
Total		470,573,980

Personal Care Products 2.12%
Unilever PLC ADR	2,017,673	112,041,382

Pharmaceuticals 2.80%
Eli Lilly & Co.	228,600	90,493,596
Pfizer, Inc.	1,468,258	57,100,554
Total		147,594,150
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 5.36%
Lam Research Corp.	134,500	$70,488,760
Micron Technology, Inc.	1,057,111	68,035,664
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	843,877	71,138,831
Texas Instruments, Inc.	436,900	73,049,680
Total		282,712,935

Software 2.77%
Microsoft Corp.	190,900	58,655,934
Roper Technologies, Inc.	192,041	87,336,406
Total		145,992,340

Specialty Retail 3.44%
Home Depot, Inc.	260,500	78,290,670
Lowe’s Cos., Inc.	221,800	46,096,694
Ross Stores, Inc.	532,423	56,825,507
Total		181,212,871

Textiles, Apparel & Luxury Goods 1.27%
LVMH Moet Hennessy Louis Vuitton SE(a)	69,593	66,940,195

Tobacco 1.45%
Philip Morris International, Inc.	767,222	76,699,183

Trading Companies & Distributors 2.34%
Ferguson PLC (United Kingdom)(b)	697,694	98,249,269
United Rentals, Inc.	69,181	24,981,951
Total		123,231,220
Total Common Stocks (cost $4,267,271,170)		4,907,401,191

CONVERTIBLE PREFERRED STOCKS 3.98%

Electric: Utilities 3.98%
NextEra Energy, Inc.(c) (cost $212,733,636)	4,276,400	209,949,858
Total Long-Term Investments (cost $4,480,004,806)		5,117,351,049

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.01%

Repurchase Agreements 3.01%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $141,763,200 of U.S. Treasury Bond at 4.250% due 11/15/2040; $7,175,000 of U.S. Treasury Bond at 4.375% due 5/15/2041; value: $161,749,466; proceeds: $158,609,619 (cost $158,577,903)	$158,577,903	$158,577,903
Total Investments in Securities 100.04% (cost $4,638,582,709)		5,275,928,952
Other Assets and Liabilities – Net (0.04)%		(2,012,527)
Net Assets 100.00%		$5,273,916,425

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	The security has a dividend rate of 6.22%.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Banks	$307,640,446	$39,786,622	$–	$347,427,068
Textiles, Apparel & Luxury Goods	–	66,940,195	–	66,940,195
Remaining Industries	4,493,033,928	–	–	4,493,033,928
Convertible Preferred Stocks	–	209,949,858	–	209,949,858
Short-Term Investments
Repurchase Agreements	–	158,577,903	–	158,577,903
Total	$4,800,674,374	$475,254,578	$–	$5,275,928,952

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2023

ASSETS:
Investments in securities, at fair value (cost $4,638,582,709)	$5,275,928,952
Cash	16
Foreign cash, at value (cost $519,292)	519,034
Receivables:
Investment securities sold	41,021,494
Interest and dividends	7,404,818
Capital shares sold	1,060,343
Securities lending income receivable	9,652
Prepaid expenses and other assets	29,246
Total assets	5,325,973,555
LIABILITIES:
Payables:
Investment securities purchased	39,912,626
Capital shares reacquired	3,866,449
12b-1 distribution plan	3,667,688
Directors’ fees	1,798,031
Management fee	1,371,400
Fund administration	172,442
Accrued expenses	1,268,494
Total liabilities	52,057,130
NET ASSETS	$5,273,916,425
COMPOSITION OF NET ASSETS:
Paid-in capital	$4,758,961,442
Total distributable earnings (loss)	514,954,983
Net Assets	$5,273,916,425

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2023

Net assets by class:
Class A Shares	$4,726,179,472
Class C Shares	$54,372,749
Class F Shares	$73,900,911
Class F3 Shares	$106,772,649
Class I Shares	$248,028,538
Class P Shares	$8,463,791
Class R2 Shares	$803,849
Class R3 Shares	$28,937,691
Class R4 Shares	$8,824,611
Class R5 Shares	$499,807
Class R6 Shares	$17,132,357
Outstanding shares by class:
Class A Shares (3.84 billion shares of common stock authorized, $.001 par value)	309,364,221
Class C Shares (300 million shares of common stock authorized, $.001 par value)	3,538,070
Class F Shares (960 million shares of common stock authorized, $.001 par value)	4,832,956
Class F3 Shares (960 million shares of common stock authorized, $.001 par value)	6,908,927
Class I Shares (960 million shares of common stock authorized, $.001 par value)	16,145,985
Class P Shares (200 million shares of common stock authorized, $.001 par value)	555,139
Class R2 Shares (476 million shares of common stock authorized, $.001 par value)	52,494
Class R3 Shares (476 million shares of common stock authorized, $.001 par value)	1,894,009
Class R4 Shares (476 million shares of common stock authorized, $.001 par value)	578,596
Class R5 Shares (476 million shares of common stock authorized, $.001 par value)	32,516
Class R6 Shares (476 million shares of common stock authorized, $.001 par value)	1,109,457
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$15.28
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.21
Class C Shares–Net asset value	$15.37
Class F Shares–Net asset value	$15.29
Class F3 Shares–Net asset value	$15.45
Class I Shares–Net asset value	$15.36
Class P Shares–Net asset value	$15.25
Class R2 Shares–Net asset value	$15.31
Class R3 Shares–Net asset value	$15.28
Class R4 Shares–Net asset value	$15.25
Class R5 Shares–Net asset value	$15.37
Class R6 Shares–Net asset value	$15.44

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2023

Investment income:
Dividends (net of foreign withholding taxes of $291,212)	$71,883,830
Securities lending net income	107,516
Interest and other (net of foreign withholding taxes of $1,142)	1,420,008
Total investment income	73,411,354
Expenses:
Management fee	8,612,797
12b-1 distribution plan–Class A	5,994,881
12b-1 distribution plan–Class C	319,462
12b-1 distribution plan–Class F	54,236
12b-1 distribution plan–Class P	21,657
12b-1 distribution plan–Class R2	2,365
12b-1 distribution plan–Class R3	70,165
12b-1 distribution plan–Class R4	10,996
Shareholder servicing	2,668,793
Fund administration	1,085,560
Reports to shareholders	134,619
Registration	110,190
Directors’ fees	56,320
Professional	44,682
Custody	34,826
Other	74,361
Gross expenses	19,295,910
Expense reductions (See Note 9)	(416,100)
Fees waived and expenses reimbursed (See Note 3)	(34,826)
Net expenses	18,844,984
Net investment income	54,566,370
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(101,700,083)
Net realized gain (loss) on futures contracts	2,518,739
Net realized gain (loss) on foreign currency related transactions	4,440
Net change in unrealized appreciation/depreciation on investments	99,653,618
Net change in unrealized appreciation/depreciation on futures contracts	(1,688,406)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	14,079
Net realized and unrealized gain (loss)	(1,197,613)
Net Increase in Net Assets Resulting From Operations	$53,368,757

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income	$54,566,370	$107,044,689
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(99,176,904)	360,372,498
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	97,979,291	(1,002,645,301)
Net increase (decrease) in net assets resulting from operations	53,368,757	(535,228,114)
Distributions to shareholders:
Class A	(326,548,949)	(235,942,784)
Class C	(4,179,888)	(2,770,914)
Class F	(8,487,387)	(12,526,180)
Class F3	(7,329,787)	(5,395,528)
Class I	(14,492,899)	(4,617,004)
Class P	(654,575)	(495,572)
Class R2	(50,658)	(34,621)
Class R3	(1,812,779)	(1,457,551)
Class R4	(587,391)	(489,024)
Class R5	(87,092)	(98,348)
Class R6	(2,959,525)	(3,561,667)
Total distributions to shareholders	(367,190,930)	(267,389,193)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	267,930,455	460,220,373
Reinvestment of distributions	338,967,397	245,187,757
Cost of shares reacquired	(573,564,112)	(958,631,694)
Net increase (decrease) in net assets resulting from capital share transactions	33,333,740	(253,223,564)
Net decrease in net assets	(280,488,433)	(1,055,840,871)
NET ASSETS:
Beginning of period	$5,554,404,858	$6,610,245,729
End of period	$5,273,916,425	$5,554,404,858

12	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$16.17	$0.15	$ 0.03 (f)	$ 0.18	$(0.15)	$(0.92)	$(1.07)
10/31/2022	18.43	0.30	(1.81)	(1.51)	(0.30)	(0.45)	(0.75)
10/31/2021	13.29	0.24	5.15	5.39	(0.25)	–	(0.25)
10/31/2020	15.36	0.31	(1.72)	(1.41)	(0.32)	(0.34)	(0.66)
10/31/2019	15.41	0.29	1.21	1.50	(0.33)	(1.22)	(1.55)
10/31/2018	16.65	0.40	0.23	0.63	(0.33)	(1.54)	(1.87)
Class C
4/30/2023(c)	16.25	0.10	0.02 (f)	0.12	(0.08)	(0.92)	(1.00)
10/31/2022	18.51	0.18	(1.82)	(1.64)	(0.17)	(0.45)	(0.62)
10/31/2021	13.35	0.12	5.16	5.28	(0.12)	–	(0.12)
10/31/2020	15.40	0.21	(1.71)	(1.50)	(0.21)	(0.34)	(0.55)
10/31/2019	15.45	0.18	1.21	1.39	(0.22)	(1.22)	(1.44)
10/31/2018	16.65	0.26	0.26	0.52	(0.18)	(1.54)	(1.72)
Class F
4/30/2023(c)	16.18	0.17	0.02 (f)	0.19	(0.16)	(0.92)	(1.08)
10/31/2022	18.44	0.33	(1.81)	(1.48)	(0.33)	(0.45)	(0.78)
10/31/2021	13.30	0.27	5.14	5.41	(0.27)	–	(0.27)
10/31/2020	15.37	0.34	(1.73)	(1.39)	(0.34)	(0.34)	(0.68)
10/31/2019	15.42	0.31	1.21	1.52	(0.35)	(1.22)	(1.57)
10/31/2018	16.64	0.43	0.25	0.68	(0.36)	(1.54)	(1.90)
Class F3
4/30/2023(c)	16.34	0.18	0.02 (f)	0.20	(0.17)	(0.92)	(1.09)
10/31/2022	18.61	0.36	(1.83)	(1.47)	(0.35)	(0.45)	(0.80)
10/31/2021	13.42	0.30	5.19	5.49	(0.30)	–	(0.30)
10/31/2020	15.49	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)
10/31/2019	15.52	0.34	1.22	1.56	(0.37)	(1.22)	(1.59)
10/31/2018	16.74	0.46	0.24	0.70	(0.38)	(1.54)	(1.92)
Class I
4/30/2023(c)	16.26	0.17	0.02 (f)	0.19	(0.17)	(0.92)	(1.09)
10/31/2022	18.52	0.34	(1.80)	(1.46)	(0.35)	(0.45)	(0.80)
10/31/2021	13.35	0.28	5.18	5.46	(0.29)	–	(0.29)
10/31/2020	15.43	0.35	(1.73)	(1.38)	(0.36)	(0.34)	(0.70)
10/31/2019	15.48	0.32	1.22	1.54	(0.37)	(1.22)	(1.59)
10/31/2018	16.71	0.45	0.23	0.68	(0.37)	(1.54)	(1.91)
Class P
4/30/2023(c)	16.14	0.14	0.02 (f)	0.16	(0.13)	(0.92)	(1.05)
10/31/2022	18.39	0.27	(1.80)	(1.53)	(0.27)	(0.45)	(0.72)
10/31/2021	13.27	0.21	5.13	5.34	(0.22)	–	(0.22)
10/31/2020	15.32	0.29	(1.71)	(1.42)	(0.29)	(0.34)	(0.63)
10/31/2019	15.38	0.26	1.20	1.46	(0.30)	(1.22)	(1.52)
10/31/2018	16.62	0.39	0.23	0.62	(0.32)	(1.54)	(1.86)

14	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments, including expense reduction (%)		Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.28	0.94 (d)	0.71	(e)	0.71	(e)	0.71	(e)	2.00	(e)	$4,726,179	29	(d)
16.17	(8.43)	0.72		0.72		0.72		1.78		4,938,013	53
18.43	40.76	0.71		0.71		0.71		1.44		5,766,066	61
13.29	(9.42)	0.72		0.72		0.72		2.25		4,464,150	63
15.36	10.77	0.71		0.72		0.72		1.96		5,540,059	55
15.41	4.10	0.71		0.71		0.71		2.55		5,540,007	62

15.37	0.58 (d)	1.46	(e)	1.46	(e)	1.46	(e)	1.26	(e)	54,373	29	(d)
16.25	(9.11)	1.47		1.47		1.47		1.03		68,303	53
18.51	39.66	1.46		1.46		1.46		0.69		82,118	61
13.35	(10.03)	1.47		1.47		1.47		1.51		69,213	63
15.40	9.88	1.46		1.47		1.47		1.21		117,135	55
15.45	3.34	1.46		1.46		1.46		1.66		133,507	62

15.29	1.00 (d)	0.56	(e)	0.56	(e)	0.56	(e)	2.18	(e)	73,901	29	(d)
16.18	(8.31)	0.57		0.57		0.57		1.92		131,382	53
18.44	40.93	0.56		0.56		0.56		1.59		327,681	61
13.30	(9.27)	0.57		0.57		0.58		2.40		236,683	63
15.37	10.93	0.56		0.57		0.57		2.11		325,597	55
15.42	4.38	0.56		0.56		0.56		2.69		314,764	62

15.45	1.08 (d)	0.38	(e)	0.38	(e)	0.38	(e)	2.31	(e)	106,773	29	(d)
16.34	(8.13)	0.38		0.38		0.38		2.12		108,811	53
18.61	41.14	0.38		0.38		0.38		1.77		123,494	61
13.42	(9.07)	0.39		0.39		0.39		2.58		92,475	63
15.49	11.13	0.39		0.40		0.40		2.28		109,040	55
15.52	4.49	0.39		0.39		0.39		2.88		103,179	62

15.36	1.00 (d)	0.46	(e)	0.46	(e)	0.46	(e)	2.23	(e)	248,029	29	(d)
16.26	(8.16)	0.47		0.47		0.47		2.03		211,211	53
18.52	41.14	0.46		0.46		0.46		1.69		155,123	61
13.35	(9.21)	0.47		0.48		0.48		2.49		109,392	63
15.43	10.99	0.46		0.47		0.47		2.17		117,734	55
15.48	4.40	0.46		0.46		0.46		2.83		120,897	62

15.25	0.84 (d)	0.91	(e)	0.91	(e)	0.91	(e)	1.81	(e)	8,464	29	(d)
16.14	(8.59)	0.92		0.92		0.92		1.57		10,131	53
18.39	40.39	0.91		0.91		0.91		1.25		13,156	61
13.27	(9.52)	0.92		0.92		0.93		2.05		9,192	63
15.32	10.49	0.91		0.92		0.92		1.76		13,475	55
15.38	4.03	0.79		0.79		0.79		2.46		14,703	62

See Notes to Financial Statements.	15

Financial Highlights (unaudited)(concluded)

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2023(c)	$16.21	$0.13	$ 0.01	(f)	$ 0.14	$(0.12)	$(0.92)	$(1.04)
10/31/2022	18.46	0.24	(1.80)		(1.56)	(0.24)	(0.45)	(0.69)
10/31/2021	13.32	0.18	5.15		5.33	(0.19)	–	(0.19)
10/31/2020	15.37	0.27	(1.72)		(1.45)	(0.26)	(0.34)	(0.60)
10/31/2019	15.43	0.23	1.21		1.44	(0.28)	(1.22)	(1.50)
10/31/2018	16.65	0.34	0.26		0.60	(0.28)	(1.54)	(1.82)
Class R3
4/30/2023(c)	16.17	0.13	0.03	(f)	0.16	(0.13)	(0.92)	(1.05)
10/31/2022	18.43	0.26	(1.81)		(1.55)	(0.26)	(0.45)	(0.71)
10/31/2021	13.29	0.20	5.15		5.35	(0.21)	–	(0.21)
10/31/2020	15.35	0.28	(1.72)		(1.44)	(0.28)	(0.34)	(0.62)
10/31/2019	15.40	0.25	1.21		1.46	(0.29)	(1.22)	(1.51)
10/31/2018	16.63	0.36	0.24		0.60	(0.29)	(1.54)	(1.83)
Class R4
4/30/2023(c)	16.15	0.15	0.02	(f)	0.17	(0.15)	(0.92)	(1.07)
10/31/2022	18.40	0.30	(1.80)		(1.50)	(0.30)	(0.45)	(0.75)
10/31/2021	13.27	0.24	5.14		5.38	(0.25)	–	(0.25)
10/31/2020	15.33	0.31	(1.71)		(1.40)	(0.32)	(0.34)	(0.66)
10/31/2019	15.39	0.29	1.20		1.49	(0.33)	(1.22)	(1.55)
10/31/2018	16.63	0.40	0.24		0.64	(0.34)	(1.54)	(1.88)
Class R5
4/30/2023(c)	16.27	0.20	(0.01	)(f)	0.19	(0.17)	(0.92)	(1.09)
10/31/2022	18.53	0.35	(1.81)		(1.46)	(0.35)	(0.45)	(0.80)
10/31/2021	13.36	0.28	5.18		5.46	(0.29)	–	(0.29)
10/31/2020	15.44	0.34	(1.72)		(1.38)	(0.36)	(0.34)	(0.70)
10/31/2019	15.49	0.32	1.22		1.54	(0.37)	(1.22)	(1.59)
10/31/2018	16.72	0.45	0.23		0.68	(0.37)	(1.54)	(1.91)
Class R6
4/30/2023(c)	16.33	0.19	0.01	(f)	0.20	(0.17)	(0.92)	(1.09)
10/31/2022	18.60	0.37	(1.84)		(1.47)	(0.35)	(0.45)	(0.80)
10/31/2021	13.41	0.30	5.19		5.49	(0.30)	–	(0.30)
10/31/2020	15.48	0.36	(1.73)		(1.37)	(0.36)	(0.34)	(0.70)
10/31/2019	15.51	0.33	1.23		1.56	(0.37)	(1.22)	(1.59)
10/31/2018	16.74	0.46	0.23		0.69	(0.38)	(1.54)	(1.92)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the period ended April 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments, including expense reduction (%)		Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.31	0.70 (d)	1.06	(e)	1.06	(e)	1.06	(e)	1.64	(e)	$ 804	29	(d)
16.21	(8.70)	1.07		1.07		1.07		1.42		780	53
18.46	40.18	1.06		1.06		1.06		1.10		1,011	61
13.32	(9.68)	1.07		1.07		1.07		1.90		709	63
15.37	10.29	1.06		1.07		1.07		1.60		1,205	55
15.43	3.85	1.06		1.06		1.06		2.16		1,340	62

15.28	0.82 (d)	0.96	(e)	0.96	(e)	0.96	(e)	1.74	(e)	28,938	29	(d)
16.17	(8.68)	0.97		0.97		0.97		1.53		28,164	53
18.43	40.40	0.96		0.96		0.96		1.19		38,948	61
13.29	(9.61)	0.97		0.97		0.98		2.00		32,033	63
15.35	10.49	0.96		0.97		0.97		1.71		44,424	55
15.40	3.91	0.96		0.96		0.96		2.29		41,776	62

15.25	0.88 (d)	0.71	(e)	0.71	(e)	0.71	(e)	2.00	(e)	8,825	29	(d)
16.15	(8.40)	0.72		0.72		0.72		1.80		9,008	53
18.40	40.74	0.71		0.71		0.71		1.44		12,382	61
13.27	(9.37)	0.72		0.73		0.73		2.24		7,558	63
15.33	10.71	0.71		0.72		0.72		1.96		7,687	55
15.39	4.12	0.71		0.71		0.71		2.56		8,434	62

15.37	0.99 (d)	0.46	(e)	0.46	(e)	0.46	(e)	2.56	(e)	500	29	(d)
16.27	(8.15)	0.47		0.47		0.47		2.02		1,403	53
18.53	41.10	0.46		0.46		0.46		1.69		2,637	61
13.36	(9.19)	0.48		0.48		0.48		2.51		2,642	63
15.44	10.99	0.46		0.47		0.47		2.16		231	55
15.49	4.39	0.46		0.46		0.46		2.83		47	62

15.44	1.08 (d)	0.38	(e)	0.38	(e)	0.38	(e)	2.46	(e)	17,132	29	(d)
16.33	(8.13)	0.38		0.38		0.38		2.13		47,199	53
18.60	41.17	0.38		0.38		0.38		1.77		87,630	61
13.41	(9.07)	0.39		0.39		0.39		2.56		70,531	63
15.48	11.14	0.39		0.40		0.40		2.20		79,093	55
15.51	4.42	0.39		0.39		0.39		2.89		26,184	62

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on

Notes to Financial Statements (unaudited)(continued)

non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2019 through October 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk

Notes to Financial Statements (unaudited)(continued)

inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2023, the effective management fee was at an annualized rate of 0.32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $34,826 of fund administration fees during the six months ended April 30, 2023.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The

Notes to Financial Statements (unaudited)(continued)

distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%(1)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2023:

Distributor Commissions	Dealers’ Concessions
$85,273	$468,422

The Distributor received CDSCs of $3,606 and $1,326 for Class A and Class C shares, respectively, for the six months ended April 30, 2023.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2023 and fiscal year ended October 31, 2022 was as follows:

	Six Months Ended 4/30/2023 (unaudited)	Year Ended 10/31/2022
Distributions paid from:
Ordinary income	$51,958,454	$107,678,635
Net long-term capital gains	315,232,476	159,710,558
Total distributions paid	$367,190,930	$267,389,193

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,665,395,452
Gross unrealized gain	764,532,492
Gross unrealized loss	(153,998,992)
Net unrealized security gain/(loss)	$610,533,500

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2023 were as follows:

Purchases	Sales
$1,521,686,714	$1,717,955,123

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2023, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2023 (as described in Note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2023, the Fund did not have any futures contracts. Amounts of $2,518,739 and $(1,688,406) are included in the Statement of Operations related to futures contracts under the captions Net realized gain/loss on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. During the period, the average number of futures contracts throughout the period was 341.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an

Notes to Financial Statements (unaudited)(continued)

event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$158,577,903	$–	$158,577,903
Total	$158,577,903	$–	$158,577,903

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$158,577,903	$–	$–	$(158,577,903)	$–
Total	$158,577,903	$–	$–	$(158,577,903)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2023.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended April 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

For the period ended April 30, 2023, the Participating Funds also entered into an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended April 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended April 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2023, the Fund did not loan any securities.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general, and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that the companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market liquidity, currency, political information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has, and could again, negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic and its effects may last for an extended period of time. Although the long-term economic fallout of COVID 19 is difficult to predict, it has contributed to, and is likely to contribute to, market volatility, inflation and systematic economic weakness. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2023 (unaudited	)	Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,353,472	$162,922,302	10,913,053	$185,045,929
Reinvestment of distributions	19,108,374	302,351,369	12,320,293	216,913,304
Shares reacquired	(25,457,246)	(398,522,012)	(30,760,826)	(520,849,294)
Increase (decrease)	4,004,600	$66,751,659	(7,527,480)	$(118,890,061)

Class C Shares
Shares sold	513,672	$8,145,512	344,645	$6,073,943
Reinvestment of distributions	252,362	4,025,520	147,316	2,635,211
Shares reacquired	(1,431,003)	(22,257,121)	(725,394)	(12,213,235)
Decrease	(664,969)	$(10,086,089)	(233,433)	$(3,504,081)

Class F Shares
Shares sold	283,726	$4,412,098	2,619,251	$46,306,878
Reinvestment of distributions	515,666	8,177,492	596,896	10,647,598
Shares reacquired	(4,084,280)	(63,831,917)	(12,869,022)	(217,188,056)
Decrease	(3,284,888)	$(51,242,327)	(9,652,875)	$(160,233,580)

Class F3 Shares
Shares sold	605,334	$9,579,639	1,217,925	$21,004,502
Reinvestment of distributions	458,620	7,329,787	304,279	5,387,754
Shares reacquired	(812,382)	(12,786,450)	(1,500,605)	(25,600,987)
Increase	251,572	$4,122,976	21,599	$791,269

Class I Shares
Shares sold	4,661,213	$73,303,883	10,872,312	$183,818,502
Reinvestment of distributions	732,386	11,625,610	240,966	4,094,417
Shares reacquired	(2,240,788)	(35,080,396)	(6,497,413)	(117,932,871)
Increase	3,152,811	$49,849,097	4,615,865	$69,980,048

Class P Shares
Shares sold	19,011	$290,710	74,747	$1,263,240
Reinvestment of distributions	41,170	650,314	27,878	492,542
Shares reacquired	(132,723)	(2,048,877)	(190,210)	(3,312,196)
Decrease	(72,542)	$(1,107,853)	(87,585)	$(1,556,414)

Class R2 Shares
Shares sold	1,573	$24,303	2,720	$45,459
Reinvestment of distributions	3,192	50,658	1,952	34,621
Shares reacquired	(382)	(6,151)	(11,308)	(204,528)
Increase (decrease)	4,383	$68,810	(6,636)	$(124,448)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended April 30, 2023 (unaudited	)	Year Ended October 31, 2022
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	379,191	$5,942,441	333,801	$5,642,077
Reinvestment of distributions	114,519	1,812,779	82,271	1,457,462
Shares reacquired	(341,121)	(5,326,502)	(788,330)	(13,240,879)
Increase (decrease)	152,589	$2,428,718	(372,258)	$(6,141,340)

Class R4 Shares
Shares sold	37,861	$588,955	82,425	$1,414,147
Reinvestment of distributions	30,171	476,382	18,798	329,955
Shares reacquired	(47,353)	(745,780)	(216,301)	(3,631,634)
Increase (decrease)	20,679	$319,557	(115,078)	$(1,887,532)

Class R5 Shares
Shares sold	6,195	$91,775	8,853	$153,621
Reinvestment of distributions	5,452	87,092	5,497	98,348
Shares reacquired	(65,411)	(1,044,543)	(70,358)	(1,287,410)
Decrease	(53,764)	$(865,676)	(56,008)	$(1,035,441)

Class R6 Shares
Shares sold	166,318	$2,628,837	546,174	$9,452,075
Reinvestment of distributions	148,556	2,380,394	173,528	3,096,545
Shares reacquired	(2,095,199)	(31,914,363)	(2,541,723)	(43,170,604)
Decrease	(1,780,325)	$(26,905,132)	(1,822,021)	$(30,621,984)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”); (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three- and five-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that

Approval of Advisory Contract (concluded)

the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention 534489 Pittsburgh, PA (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3 (06/23)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 26, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: June 26, 2023